GOODWILL (Details 1) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill		$ 38,107	$ 31,388	$ 33,524
Pointer Brazil [Member]
Goodwill [Line Items]
Goodwill		2,373	1,981
Cellocator [Member]
Goodwill [Line Items]
Goodwill		2,534	2,534
SVR [Member]
Goodwill [Line Items]
Goodwill	[1]	27,219	$ 26,873
Cielo Brazil [Member]
Goodwill [Line Items]
Goodwill		$ 5,981

[1]	SVR in Israel.